Borrowings	12 Months Ended
Dec. 31, 2013
Long-Term Debt Obligations:
BORROWINGS
NOTE 13: BORROWINGS
	December 31, 2013	December 31, 2012
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$ 137,250	$ 137,383
BNP Paribas S.A. and DVB Bank SE	74,250	58,361
DVB Bank SE and ABN AMRO Bank N.V.	39,448	42,034
Cyprus Popular Bank Public Co Ltd	—	32,400
Eurobank Ergasias S.A. $52.2 million	46,482	49,209
Eurobank Ergasias S.A. $52.0 million	43,446	45,894
ABN AMRO Bank N.V.	41,336	47,298
Norddeutsche Landesbank Girozentrale	24,971	24,971
DVB Bank SE and Emporiki Bank of Greece S.A.	49,943	49,943
Ship Mortgage Notes $505 million	-	505,000
Ship Mortgage Notes $610 million	610,000	-
Deutsche Bank AG Filiale Deutschlandgeschäft	47,652	-
HSH Nordbank AG	39,670	-
Total borrowings	1,154,448	992,493
Less: current portion	(34,714)	(19,724)
Add: bond premium of $505,000	-	1,593
Total long-term borrowings	$ 1,119,734	$ 974,362

Long-Term Debt Obligations and Credit Arrangements
In October 2010 and May 2011 the Company issued a total of $505,000 in senior notes at a fixed rate of 8.625% due on November 1, 2017 (the “2017 Notes”). On November 13, 2013, Navios Acquisition completed the sale of $610,000 of 8.125% Senior Notes due 2021 (the “2021 Notes”). The net proceeds from the sale of the 2021 Notes of $595,420 were used to redeem any and all of Navios Acquisitions' outstanding 2017 Notes and pay related transaction fees and expenses, any redemption premium, to fund the repayment of outstanding borrowing of $43,007 under a term loan and for general corporate purposes. The effect of this transaction was the recognition of a $33,973 loss in the consolidated statements of operations under “Loss on bond and debt extinguishment”, which comprises a $8,707 loss relating to the write off of unamortized deferred finance costs and a $25,266 loss relating to cash payments for transaction fees and expenses in connection with the 2017 Notes extinguishment.
 Senior Notes:
8 1/8% First Priority Ship Mortgages: On November 13, 2013, the Company and its wholly owned subsidiary, Navios Acquisition Finance (US) Inc. (together with the Company, the “2021 Co-Issuers”) issued $610,000 in senior notes due on November 15, 2021 at a fixed rate of 8.125%.
The 2021 Notes are fully and unconditionally guaranteed on a joint and several bases by all of Navios Acquisition's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The subsidiary guarantees are full and unconditional as that term is defined by Regulation S-X Rule 3-10, except for the fact that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all assets are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for the purposes of the bond indenture, upon liquidation or dissolution or upon legal or covenant defeasance or satisfaction and discharge of the 2021 Notes.
The 2021 Co-Issuers have the option to redeem the 2021 Notes in whole or in part, at any time (i) before November 15, 2016, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after November 15, 2016, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any.
At any time before November 15, 2016, the 2021 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2021 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2021 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the 2021 Notes remains outstanding after such redemption.
In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2021 Co-Issuers were in compliance with the covenants as of December 31, 2013.
Guarantees
The Company's 2021 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Acquisition Finance (a co-issuer of the ship mortgage notes). The Company's 2021 Notes are unregistered. The guarantees of our subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of our subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. All subsidiaries, including Navios Acquisition Finance are 100% owned. The Navios Acquisition does not have any independent assets or operations. Navios Acquisition does not have any subsidiaries that are not guarantors of the 2021 Notes. In addition, the disclosures required by Rules 3-10(i) (9) and (10) are not applicable because there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 2021 Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.
Credit Facilities
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: Navios Acquisition assumed a loan agreement dated April 7, 2010, with  Commerzbank AG  , Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2013, the facility was fully drawn and $137,250 was outstanding.
BNP Paribas SA Bank and DVB Bank S.E.: Navios Acquisition assumed a loan agreement dated April 8, 2010, of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of part-financing the purchase price of three product tankers. Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche started six months after the delivery date of the respective vessel which that tranche finances. It bears interest at a rate of LIBOR plus 250 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2013, $74,250 was outstanding and no amount remained to be drawn under this facility.
DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 bps. The loan also requires compliance with certain financial covenants. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in two quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. As of December 31, 2013, the facility was fully drawn and $39,448 was outstanding.
Cyprus Popular Bank Public Co Ltd: In September 2010, Navios Acquisition (through four subsidiaries) entered into an $80,000 revolving credit facility with Cyprus Popular Bank Public Co Ltd to partially finance the acquisition and construction of vessels and for investment and working capital purposes. On September 7, 2012, the amount of the facility was reduced to $32,400. Drawings under the facility are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The facility bears interest at a rate of LIBOR plus 275 bps. Pursuant to an agreement dated December 31, 2012, the maturity of the facility was extended to match the delivery of the vessel. The facility was fully repaid in the second quarter of 2013 and no amount was available to be drawn.
Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200, of which $51,600 is drawn (divided into two tranches of $26,100 and 25,500, respectively) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and $46,482 was outstanding as of December 31, 2013.
Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 out of which $46,200 has been drawn (divided into two tranches of $23,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 bps. The loan also requires compliance with certain financial covenants. The facility was fully drawn and $43,446 was outstanding as of December 31, 2013.
ABN AMRO BANK N.V.: On July 8, 2011, Navios Acquisition entered into a loan agreement with ABN AMRO Bank N.V of up to $55,100 (divided into two equal tranches) to partially finance the purchase price of two MR2 product tanker vessels. The total amount of $54,750 was drawn under this facility. Each tranche of the facility is repayable in 12 quarterly installments of $745 each and 12 quarterly installments of $571 each with a final balloon payment of $11,576 to be repaid on the last repayment date. The repayment started in October 2011 and it bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants. As of December 31, 2013, $41,336 was outstanding under this loan agreement ($20,668 from each of the two tranches) and no further amounts were available to be drawn.
DVB Bank SE: On December 7, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE of up to $51,000, of which $44,400 was drawn on February 11, 2013 and April 22, 2013 (divided into two tranches of $22,200 each) to partially finance the purchase price of two LR1 product tanker vessels. Each tranche of the facility is repayable in 28 quarterly installments of $348 each with a final balloon payment of $12,449 to be repaid on the last repayment date. The repayment started three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus 270 bps per annum. The loan also requires compliance with certain financial covenants. The facility was fully repaid on November 12, 2013.
NORDDEUTSCHE LANDESBANK GIROZENTRALE: On December 29, 2011, Navios Acquisition entered into a loan agreement with NORDDEUTSCHE LANDESBANK GIROZENTRALE of up to $28,125 to partially finance the purchase price of one MR2 product tanker vessel. The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2013, $24,971 was drawn and outstanding under this loan agreement and $3,154 remained to be drawn.
DVB Bank SE and Emporiki Bank of Greece S.A.: On December 29, 2011, Navios Acquisition entered into a loan agreement with DVB Bank SE and Emporiki Bank of Greece S.A. of up to $56,250 (divided into two tranches of $28,125 each) to partially finance the purchase price of two MR2 product tanker vessels. Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel and it bears interest at a rate of LIBOR plus: (a) up to but not including the Drawdown Date of, 175 bps per annum; (b) thereafter until, but not including, the tenth Repayment Date, 250 bps per annum; and (c) thereafter 300 bps per annum. The loan also requires compliance with certain financial covenants. As of December 31, 2013, $49,943 was drawn and outstanding under this loan agreement and $6,307 remained to be drawn.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and paid $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an agreement dated November 8, 2011, the Navios Holdings' credit facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of December 31, 2013, there was no amounts outstanding amount under this facility and $40,000 remained to be drawn.
Deutsche Bank Ag Filiale Deutschlandgeschäft: On July 9, 2013, Navios Acquisition entered into a loan agreement, with Deutsche Bank Ag Filiale Deutschlandgeschäft of up to $48,465 (divided in three tranches of up to $13,935, $13,935 and $20,595 each), to partially finance the acquisition of three product tankers.  The two tranches of the facility are repayable in 19 quarterly installments of $348 and $387, respectively, with a final balloon payment of $7,316 and $6,575, respectively, to be repaid on the last repayment date.  The third tranche of the facility is repayable in one installment of $76, 18 installments of $344, with a final balloon installment of $14,327, to be repaid on the last repayment date.  The facility bears interest at a rate of LIBOR plus 325 bps. The loan also requires compliance with certain financial covenants.  As of December 31, 2013 the facility was fully drawn and $47,652 was outstanding.
HSH Nordbank AG: On August 20, 2013, Navios Acquisition entered into a loan agreement with HSH Nordbank AG of up to $40,300 (divided in two tranches of $20,150 each), to partially finance the acquisition of two chemical tanker vessels.   Each tranche of the facility is repayable in 28 quarterly installments of $315 with a final balloon payment of $11,334 to be paid on the last repayment date.  The facility bears interest at a rate of LIBOR plus 320 bps.  The loan also requires compliance with certain financial covenants.  As of December 31, 2013, the facility was fully drawn and $39,670 was outstanding.
As of December 31, 2013, the total amount available to be drawn from all our facilities was $49,461.
The loan facilities include, among other things, compliance with loan to value ratios and certain financial covenants: (i) minimum liquidity higher of $40,000 or $1,000 per vessel, including vessels under construction; (ii) net worth ranging from $50,000 to $75,000 up to January 2013 and up to $135,000 thereafter; and (iii) total liabilities divided by total assets, adjusted for market values to be lower than 75%, as of January 1, 2014 and thereafter. It is an event of default under the credit facilities if such covenants are not complied with, including the loan to value ratios for which the Company may provide sufficient additional security to prevent such an event.
As of December 31, 2013, the Company was in compliance with its covenants.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition's vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition's vessels; changing the commercial and technical management of Navios Acquisition's vessels; selling Navios Acquisition's vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.
The maturity table below reflects the principal payments of all notes and credit facilities outstanding as of December 31, 2013 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above) and the outstanding amount due under the 2021 Notes. The maturity table below includes in the amount shown for 2018 and thereafter future principal payments of the drawn portion of credit facilities associated with the financing of the construction of vessels scheduled to be delivered on various dates throughout 2015.
December 31, 2013
Long-Term Debt Obligations:
Year
December 31, 2014	$ 34,714
December 31, 2015	33,671
December 31, 2016	79,474
December 31, 2017	70,502
December 31, 2018	85,260
December 31, 2019 and thereafter	850,827
Total	$ 1,154,448
.